                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number   811-21852
                                                      ---------


                      RIVERSOURCE RETIREMENT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
               (Address of principal executive offices)             (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                     --------------

Date of fiscal year end:           04/30
                               -------------

Date of reporting period:          07/31
                               --------------

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE RETIREMENT PLUS 2010 FUND

                     RIVERSOURCE RETIREMENT PLUS 2015 FUND

                     RIVERSOURCE RETIREMENT PLUS 2020 FUND

                     RIVERSOURCE RETIREMENT PLUS 2025 FUND

                     RIVERSOURCE RETIREMENT PLUS 2030 FUND

                     RIVERSOURCE RETIREMENT PLUS 2035 FUND

                     RIVERSOURCE RETIREMENT PLUS 2040 FUND

                     RIVERSOURCE RETIREMENT PLUS 2045 FUND

                                AT JULY 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2010 Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (68.6%)(b)
                                                  SHARES                  VALUE(A)
INTERNATIONAL (9.4%)
RiverSource Disciplined International Equity
 Fund                                               141,941             $1,655,027
----------------------------------------------------------------------------------

U.S. LARGE CAP (54.2%)
RiverSource Disciplined Equity Fund               1,314,592              9,557,084
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (5.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         92,469                884,929
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $11,842,049)                                                    $12,097,040
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (21.6%)(b)
                                                  SHARES                  VALUE(A)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                          6,255                $41,409
----------------------------------------------------------------------------------

HIGH YIELD (6.4%)
RiverSource High Yield Bond Fund                    401,643              1,132,632
----------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund               62,352                637,864
----------------------------------------------------------------------------------

INVESTMENT GRADE (11.4%)
RiverSource Diversified Bond Fund                   415,596              1,990,704
----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,881,765)                                                      $3,802,609
----------------------------------------------------------------------------------

CASH EQUIVALENTS (10.0%)(b)
                                                  SHARES                  VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,754,871             $1,754,871
----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,754,871)                                                      $1,754,871
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $17,478,685)(c)                                                 $17,654,520
==================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

RiverSource Retirement Plus 2010 Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2007.

(b) See Note 3 to the financial statements in the most recent Annual Report dated April 30, 2007.

(c) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $17,479,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $329,000
Unrealized depreciation                                              (153,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $176,000
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2015 Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (78.9%)(b)
                                                  SHARES              VALUE(A)
INTERNATIONAL (12.3%)
RiverSource Disciplined International Equity
 Fund                                               280,601             $3,271,812
----------------------------------------------------------------------------------

U.S. LARGE CAP (59.9%)
RiverSource Disciplined Equity Fund               2,198,882             15,985,874
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.7%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        186,117              1,781,137
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $20,693,951)                                                    $21,038,823
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (17.1%)(b)
                                                  SHARES                  VALUE(A)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                          7,466                $49,427
----------------------------------------------------------------------------------

HIGH YIELD (4.7%)
RiverSource High Yield Bond Fund                    446,371              1,258,766
----------------------------------------------------------------------------------

INTERNATIONAL (2.6%)
RiverSource Emerging Markets Bond Fund               67,180                687,253
----------------------------------------------------------------------------------

INVESTMENT GRADE (9.6%)
RiverSource Diversified Bond Fund                   532,991              2,553,026
----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $4,642,184)                                                      $4,548,472
----------------------------------------------------------------------------------

CASH EQUIVALENTS (4.1%)(b)
                                                  SHARES                  VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,096,028             $1,096,028
----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,096,028)                                                      $1,096,028
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $26,432,163)(c)                                                 $26,683,323
==================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2007.

(b) See Note 3 to the financial statements in the most recent Annual Report dated April 30, 2007.

(c) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $26,432,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $493,000
Unrealized depreciation                                              (242,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $251,000
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2020 Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (89.2%)(b)
                                                  SHARES              VALUE(A)
INTERNATIONAL (18.1%)
RiverSource Disciplined International Equity
 Fund                                               599,160             $6,986,204
----------------------------------------------------------------------------------

U.S. LARGE CAP (63.1%)
RiverSource Disciplined Equity Fund               3,350,854             24,360,707
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (8.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        323,340              3,094,364
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $33,498,016)                                                    $34,441,275
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (8.6%)(b)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          7,775                 $51,470
-----------------------------------------------------------------------------------

HIGH YIELD (1.4%)
RiverSource High Yield Bond Fund                    198,322                 559,268
-----------------------------------------------------------------------------------

INTERNATIONAL (1.7%)
RiverSource Emerging Markets Bond Fund               63,948                 654,192
-----------------------------------------------------------------------------------

INVESTMENT GRADE (5.4%)
RiverSource Diversified Bond Fund                   425,519               2,038,234
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,371,074)                                                       $3,303,164
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (2.2%)(b)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    843,519                $843,519
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $843,519)                                                           $843,519
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $37,712,609)(c)                                                  $38,587,958
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2007.

(b) See Note 3 to the financial statements in the most recent Annual Report dated April 30, 2007.

(c) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $37,713,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,195,000
Unrealized depreciation                                                (320,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                            $875,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2025 Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.7%)(b)
                                                  SHARES              VALUE(A)
INTERNATIONAL (20.1%)
RiverSource Disciplined International Equity
 Fund                                               631,597             $7,364,426
----------------------------------------------------------------------------------

U.S. LARGE CAP (65.5%)
RiverSource Disciplined Equity Fund               3,295,767             23,960,228
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        348,138              3,331,682
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $33,923,340)                                                    $34,656,336
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.8%)(b)
                                                  SHARES                  VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          5,829                $38,588
----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     49,629                139,955
----------------------------------------------------------------------------------

INTERNATIONAL (1.3%)
RiverSource Emerging Markets Bond Fund               48,133                492,397
----------------------------------------------------------------------------------

INVESTMENT GRADE (2.0%)
RiverSource Diversified Bond Fund                   149,040                713,903
----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,409,782)                                                      $1,384,843
----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)(b)
                                                  SHARES                  VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    558,220               $558,220
----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $558,220)                                                          $558,220
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $35,891,342)(c)                                                 $36,599,399
==================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2007.

(b) See Note 3 to the financial statements in the most recent Annual Report dated April 30, 2007.

(c) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $35,891,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,035,000
Unrealized depreciation                                                (327,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                            $708,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2030 Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.7%)(b)
                                                  SHARES              VALUE(A)
INTERNATIONAL (20.8%)
RiverSource Disciplined International Equity
 Fund                                               642,450             $7,490,962
----------------------------------------------------------------------------------

U.S. LARGE CAP (64.8%)
RiverSource Disciplined Equity Fund               3,211,044             23,344,288
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        341,077              3,264,110
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $33,143,220)                                                    $34,099,360
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.8%)(b)
                                                  SHARES                  VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          5,733                $37,954
----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     48,814                137,654
----------------------------------------------------------------------------------

INTERNATIONAL (1.3%)
RiverSource Emerging Markets Bond Fund               47,172                482,572
----------------------------------------------------------------------------------

INVESTMENT GRADE (2.0%)
RiverSource Diversified Bond Fund                   147,015                704,204
----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,386,226)                                                      $1,362,384
----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)(b)
                                                  SHARES                  VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    549,159               $549,159
----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $549,159)                                                          $549,159
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $35,078,605)(c)                                                 $36,010,903
==================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2007.

(b) See Note 3 to the financial statements in the most recent Annual Report dated April 30, 2007.

(c) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $35,079,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,240,000
Unrealized depreciation                                                (308,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                            $932,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 6 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2035 Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.9%)(b)
                                                  SHARES              VALUE(A)
INTERNATIONAL (20.5%)
RiverSource Disciplined International Equity
 Fund                                               373,287             $4,352,523
----------------------------------------------------------------------------------

U.S. LARGE CAP (65.3%)
RiverSource Disciplined Equity Fund               1,904,095             13,842,775
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        200,559              1,919,348
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $19,544,825)                                                    $20,114,646
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.8%)(b)
                                                  SHARES                  VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          3,382                $22,391
----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     29,027                 81,855
----------------------------------------------------------------------------------

INTERNATIONAL (1.3%)
RiverSource Emerging Markets Bond Fund               27,830                284,699
----------------------------------------------------------------------------------

INVESTMENT GRADE (2.0%)
RiverSource Diversified Bond Fund                    86,587                414,750
----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $817,849)                                                          $803,695
----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)(b)
                                                  SHARES                  VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    323,967               $323,967
----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $323,967)                                                          $323,967
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $20,686,641)(c)                                                 $21,242,308
==================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2007.

(b) See Note 3 to the financial statements in the most recent Annual Report dated April 30, 2007.

(c) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $20,687,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $737,000
Unrealized depreciation                                              (182,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $555,000
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 7 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2040 Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.7%)(b)
                                                  SHARES              VALUE(A)
INTERNATIONAL (20.4%)
RiverSource Disciplined International Equity
 Fund                                               464,496             $5,416,018
----------------------------------------------------------------------------------

U.S. LARGE CAP (65.2%)
RiverSource Disciplined Equity Fund               2,382,382             17,319,915
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        251,482              2,406,685
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $23,762,191)                                                    $25,142,618
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.8%)(b)
                                                  SHARES                  VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          4,228                $27,990
----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     36,021                101,580
----------------------------------------------------------------------------------

INTERNATIONAL (1.3%)
RiverSource Emerging Markets Bond Fund               34,776                355,762
----------------------------------------------------------------------------------

INVESTMENT GRADE (2.0%)
RiverSource Diversified Bond Fund                   108,405                519,262
----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,019,362)                                                      $1,004,594
----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)(B)
                                                  SHARES                  VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    404,940               $404,940
----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $404,940)                                                          $404,940
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $25,186,493)(c)                                                 $26,552,152
==================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2007.

(b) See Note 3 to the financial statements in the most recent Annual Report dated April 30, 2007.

(c) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $25,186,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,580,000
Unrealized depreciation                                                (214,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,366,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2045 Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (95.1%)(b)
                                                  SHARES              VALUE(A)
INTERNATIONAL (20.0%)
RiverSource Disciplined International Equity
 Fund                                               125,660             $1,465,195
----------------------------------------------------------------------------------

U.S. LARGE CAP (66.2%)
RiverSource Disciplined Equity Fund                 667,516              4,852,841
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (8.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         68,229                652,954
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $6,825,045)                                                      $6,970,990
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.8%)(b)
                                                  SHARES                  VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          1,182                 $7,825
----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     10,064                 28,381
----------------------------------------------------------------------------------

INTERNATIONAL (1.3%)
RiverSource Emerging Markets Bond Fund                9,486                 97,045
----------------------------------------------------------------------------------

INVESTMENT GRADE (2.0%)
RiverSource Diversified Bond Fund                    30,326                145,264
----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $283,282)                                                          $278,515
----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)(B)
                                                  SHARES                  VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    112,229               $112,229
----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $112,229)                                                          $112,229
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $7,220,556)(c)                                                   $7,361,734
==================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2007.

(b) See Note 3 to the financial statements in the most recent Annual Report dated April 30, 2007.

(c) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $7,221,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                  $204,000
Unrealized depreciation                                                   (63,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                              $141,000
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 9 RIVERSOURCE RETIREMENT PLUS -- PORTFOLIO HOLDINGS AT JULY 31, 2007

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           RiverSource Retirement Series Trust





By   /s/ Patrick T. Bannigan
     -----------------------
     Patrick T. Bannigan
     President and Principal Executive Officer

Date September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By   /s/ Patrick T. Bannigan
     -----------------------
     Patrick T. Bannigan
     President and Principal Executive Officer

Date September 27, 2007





By   /s/ Jeffrey P. Fox
     ------------------
     Jeffrey P. Fox
     Treasurer and Principal Financial Officer

Date September 27, 2007